Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands			12 Months Ended
	Sep. 30, 2017	Dec. 22, 2016	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Participation payments			$ 4,888
Commitments and Contingent liabilities, description			the Company is committed to pay royalties at a rate of 3% of sales of the developed products, up to 100% of the amount of grants received plus interest at LIBOR rate. Through December 31, 2022, no royalties have been paid or accrued.
Finder's fee		$ 250
Suit filling expense	$ 250